Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments	As of December 31, 2014, future minimum lease payments are as follows (in thousands):

2015	$718
2016	713
2017	361
2018	372
2019	383
Total future minimum lease payments	$2,547